Expense Example - FidelityInternationalDiscoveryFund-KPRO - FidelityInternationalDiscoveryFund-KPRO - Fidelity International Discovery Fund - Fidelity International Discovery Fund - Class K	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 56
3 years	176
5 years	307
10 years	$ 689